Label	Element	Value
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Old Westbury Credit Income Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is income.
Objective, Secondary [Text Block]	oef_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2028
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses will not agree with the ratio of expenses to average net assets in the Fund’s Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver for the current duration of the arrangement only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	14.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund may invest in debt or debt linked instruments of any credit rating, and there are no limits on the Fund’s investments in high-yield (“junk”) bonds. The Fund defines credit instruments broadly to include any debt or debt linked instrument, including corporate and sovereign bonds, leveraged loans (or bank loans), municipal securities, preferred securities, convertible securities, and securitized instruments (including mortgage- and asset-backed securities). The Fund, under normal market circumstances invests at least 80% of its net assets (including any borrowing for investment purposes) in credit instruments and derivative instruments that are linked to, or provide investment exposure to, credit instruments, including short exposure. Additionally, the Adviser, as part of the Fund’s overall portfolio construction, may invest in various securities with an aim of managing risk and overall volatility similar to the ICE BofA 1-10 Year U.S. Corporate Index over a business cycle. There is no limit on the Fund’s investments in securities issued by foreign issuers, including issuers in emerging markets, although the Fund’s overall net exposure to non-U.S. currencies through direct holdings and derivatives is normally limited to 25% of its net assets. The Fund may invest up to 20% of its net assets in long and short positions in equity securities, including common stocks, warrants, and other equity securities in addition to derivatives that provide exposure to equity securities.

High yield instruments are rated below investment grade (BB and lower, or an equivalent rating), and tend to provide higher income relative to investment-grade debt instruments in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield instruments in which the Fund may invest include bonds, leveraged loans, and securities in default. The Fund may invest in debt instruments of any maturity or duration, although the Fund expects to normally maintain an effective duration between 2 and 8 years. Duration is an estimate of a security’s (or portfolio of securities) sensitivity to changes in prevailing interest rates, with securities with a longer duration generally tending to be more sensitive to changes in prevailing interest rates.

The Adviser employs sub-advisers for some asset classes, or segments of specific asset classes, and allocates the Fund’s portfolio investments and assets on an opportunistic basis intended to achieve attractive relative returns among asset classes and investments. The Adviser’s investment process consists of fundamental research as well as the use of proprietary quantitative models that evaluate a universe of securities based on factors such as credit quality, maturity, valuation, revenues, earnings, capital discipline, financial leverage and volatility.

The Fund’s investment approach provides the Fund the flexibility to invest across a wide variety of global credit instruments without constraints to particular benchmarks, asset classes, or sectors. Through this flexibility, and the use of active risk management and hedging positions, the Fund attempts to benefit from the upsides of the fixed income credit markets while avoiding some of the downsides over a full market cycle.

When deciding whether to adjust allocations among the various sectors and asset classes (such as high yield corporate bonds, mortgage- and asset-backed securities, international bonds, sovereign bonds, municipal securities, and leveraged loans) or duration (which measures the Fund’s price sensitivity to interest rate changes), the Adviser may consider factors such as expected interest rate movements and currency valuations, the outlook for inflation and the economy, and the yield advantage and potential for increased returns that lower rated bonds may offer over investment-grade bonds.

The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards.

Bank loans represent amounts generally borrowed by banks and leveraged loans represent amounts generally borrowed by companies and other entities. These loans have floating interest rates that reset periodically (typically quarterly or monthly) and are often rated below investment grade (sometimes referred to as “junk bonds”). In many cases, the borrowing companies have significantly more debt than equity and the loans have been issued in connection with recapitalizations, acquisitions, leveraged buyouts, or refinancings. Leveraged loans may be acquired directly through an agent acting on behalf of the lenders participating in the loan, as an assignment from another lender who holds a direct interest in the loan, or as a participation interest in another lender’s portion of the loan.

While most assets are typically invested in bonds and other debt instruments, the Fund also may use credit default swaps (on both indexes and specific bonds or issuers), total return swaps (on both indexes and specific bonds or issuers), interest rate futures, interest rate swaps, forward currency exchange contracts, and options on such instruments. The Fund intends to buy or sell credit default and total return swaps in order to seek to generate returns, adjust the Fund’s overall credit quality, or protect the value of certain portfolio holdings, as well as to seek to profit from expected deterioration in the credit quality of an issuer or the widening of credit spreads. Total return swaps may also be used in order to seek to obtain a short position with respect to a particular instrument. Interest rate futures and interest rate swaps are primarily used to seek to manage the Fund’s exposure to interest rate changes and to seek to limit overall volatility by adjusting the portfolio’s duration and extending or shortening the overall maturity of the Fund. Forward currency exchange contracts may be used to seek to limit overall volatility by protecting the Fund’s non-U.S. dollar-denominated holdings from adverse currency movements relative to the U.S. dollar or to seek to generate returns by gaining long or short exposure to certain currencies expected to increase or decrease in value relative to other currencies. In addition, the Fund may take a short position in a currency, which means that the Fund could sell a currency in excess of its assets denominated in that currency (or the Fund might sell a currency even if it doesn’t own any assets denominated in the currency).

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Broad Market Index and the ICE BofA 1-10 Year U.S. Corporate Index. The ICE BofA U.S. Broad Market Index serves as the Fund’s regulatorily-required broad-based securities market index and provides a broad measure of market performance. The ICE BofA 1-10 Year U.S. Corporate Index is the Fund’s additional index and is generally more representative of the Fund’s investment universe than the regulatory index. For additional information about the indexes, please see the section entitled “Index Descriptions.”

Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements during such period and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Broad Market Index and the ICE BofA 1-10 Year U.S. Corporate Index.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily predict future performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Return (for calendar years ended December 31st)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 7.31% (quarter ended 12/31/2023) and the lowest return for a quarter was (7.36)% (quarter ended 6/30/2022).
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	7.31%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(7.36%)
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	As a result of new regulatory requirements, the Fund’s regulatory or primary index previously changed from the ICE BofA 1-10 Year U.S. Corporate Index to the ICE BofA U.S. Broad Market Index.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or income and withholding taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/2025)
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The shares offered by this Prospectus are not deposits or obligations of any bank, are notendorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose all or a part of your investment in the Fund.
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due or at all. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value and liquidity of the Fund’s investment in that issuer.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Fixed Income Securities Risk—Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of and income generated by fixed income securities can be subject to volatility and losses resulting from changes or perceived changes to the issuer, as well as industry, market, economic, political, regulatory, and geopolitical developments, including pandemics, epidemics and other conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions. For example, in addition to other risks generally associated with fixed income securities, corporate debt obligations are particularly subject to factors directly related to the issuer, such as the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Adverse changes in any of these factors may result in a decline in value of or income generated by such obligations.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | High-Yield, Lower-Grade Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

High-Yield, Lower-Grade Debt Securities Risk—High-yield and lower-grade debt securities (sometimes referred to as “junk bonds”) are high risk investments and may cause principal and investment losses to the Fund to a greater extent than investment grade debt securities. Such debt securities may be considered to be speculative and may be more vulnerable to the risks associated with fixed income securities, particularly credit and default risk, price volatility and market conditions attributable to adverse economic or political developments.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Loans Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Loans Risk—Investments in loans expose the Fund to additional risks beyond those normally associated with more traditional debt instruments. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the Fund may not receive its proceeds in a timely manner or that the Fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the U.S. federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Prepayments and Extensions [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Prepayments and Extensions—The Fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt instruments more volatile.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | International Investing [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

International Investing—Investing in the securities of non-U.S. issuers involves special and heightened risks not typically associated with investing in U.S. issuers. Non-U.S. securities tend to be more volatile and have lower overall liquidity than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in international trading patterns and policies, tariffs (including those imposed by the U.S. or foreign governments), trade barriers and other protectionist or retaliatory measures may result in greater price volatility of non-U.S. investments, and investment losses. In addition, investments outside the U.S. are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater price volatility than investments in developed markets.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | TBAs and Dollar Rolls [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

TBAs and Dollar Rolls—Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions are collateralized but they still involve the risk that a counterparty will fail to deliver the security, exposing the Fund to potential losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Also, the Fund’s portfolio turnover rate and transaction costs are increased when the Fund enters into dollar roll transactions.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Leverage [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Leverage—Investing in certain futures contracts, options and swaps and other derivative instruments, and engaging in short sales and TBA and dollar roll transactions, will result in leverage. These instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If a Fund obtains leverage through purchasing certain types of derivative instruments or engaging in short sales, the Fund is exposed to the risk that losses may exceed the net assets of the Fund. The net asset value of a Fund while employing leverage can become more volatile and sensitive to market movements.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Short Positions [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Short Positions—A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales may also involve transaction and financing costs that will reduce potential fund gains and increase potential fund losses. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Hedging [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Hedging—The Fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the Fund to lose money or fail to get the benefit of a gain on a hedged position. If expected changes to securities prices, interest rates, currency values and exchange rates, or the creditworthiness of an issuer are not accurately predicted, the Fund could be in a worse position than if it had not entered into such transactions.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Developing Market Countries Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Developing Market Countries Risk—The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have heightened and additional risks due to a lack of established legal, political, business and social frameworks to support securities markets.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded , Funds Risk—Exchange-traded funds or ETFs are subject to many of the same risks associated with individual debt instruments or other investments, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder will be charged fees and expenses not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases and the Fund’s investment in an ETF will subject the Fund to the risks of the ETF.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk—Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk—Liquidity risk means the risk that the Fund could not meet requests to redeem shares without significant dilution of remaining shareholders’ interests. Liquidity risk may also include the risk that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price to meet the Fund’s redemption or other obligations.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Quantitative Investment Strategy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Quantitative Investment Strategy Risk—The Fund may be managed using a quantitative process. The impact of risk and quantitative metrics on a security’s performance can be difficult to predict, and securities that previously possessed certain desirable characteristics may not continue to demonstrate those same characteristics in the future. There can be no assurance that this quantitative process will perform as anticipated or enable the Fund to achieve its investment objective.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

U.S. Government Obligations Risk—U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government. U.S. Government securities are also subject to interest rate risk.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Inflation-Protected Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Inflation-Protected Securities Risk—The value of an inflation-protected debt security generally will fall when real interest rates rise.
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mortgage-Backed and Asset-Backed Securities Risk—Securities representing interests in “pools” of mortgages or other assets are subject to various risks, including prepayment and contraction risk, risk of default of the underlying mortgage or assets and delinquencies and losses of the underlying mortgage or assets. Investments in non-agency mortgage-backed securities, which are not guaranteed by the U.S. government or a government sponsored enterprise, are subject to increased credit/default, liquidity, valuation and other risks.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Municipal Securities Risk—Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Convertible Securities Risk—Convertible securities are subject to interest rate risk, the risk that the issuer will not be able to pay interest or dividend when due or at all, the risk that their market value may change based on changes to the issuer’s credit ratings or the market’s perception of the issuer’s creditworthiness, and the risk that their value may not increase as rapidly as the underlying common stock. Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Common Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Common Stock Risk—Stock markets are volatile and can decline significantly in response to real or perceived changes to the issuer, industry, market, economic, political, regulatory, geopolitical, pandemics and epidemics and other conditions. The value of an equity security can decline significantly in response to these conditions. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis and profits may be paid out in dividends or reinvested in the company to help it grow.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Preferred Securities Risk—Preferred securities generally have a specified dividend rate and rank after bonds and before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. Unlike interest payments on debt securities, preferred securities dividends are payable only if declared by the issuer’s board of directors, and, as a result, may not be paid at any given time. Preferred securities also may be subject to optional or mandatory redemption provisions.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Foreign Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Market Risk—Exposure to foreign markets through issuers or currencies can involve heightened risks relating to market, economic, political, regulatory, geopolitical, social, pandemics and epidemics or other conditions and additional risks. International trade tensions involving certain countries and their trading counterparties may arise from time to time which can result in trade tariffs (including those imposed by the U.S. or foreign governments), embargoes, trade limitations, trade wars and other negative consequences. Such actions and consequences may ultimately result in a significant reduction in international trade, an oversupply of certain manufactured goods, devaluations of existing inventories and potentially the failure of individual companies and/or large segments of certain country’s export industry with a potentially severe negative impact to the Fund. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions; more or less foreign government regulation; less public information; less stringent investor protections; and less stringent accounting, corporate governance, financial reporting and disclosure standards than domestic companies. The risks of foreign investments are increased in emerging markets which may, among other adverse developments or conditions, experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Currency exchange rates may fluctuate significantly over short periods of time. Such fluctuations in foreign currency exchange rates can affect the value of the Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Multi-Style Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Multi-Style Management Risk—Because certain portions of the Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping investments (or exposures) and may lead to higher transaction expenses and may generate higher short-term capital gains compared to a fund using a single investment management style.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk—Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Swaps Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Swaps Risk—Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different market factors or types of investments, including a specified reference security, basket of securities, securities market index or index component. Swaps may increase or decrease the Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, securities market indexes, or other factors such as security prices or inflation rates. Swaps may be leveraged and are subject to, among other risks, illiquidity risk, counterparty risk, credit risk and valuation risk. Because the Fund may not reasonably expect to be able to sell or dispose of a swap in current market conditions in seven calendar days or less without the sale or disposition significantly changing its market value, certain swaps may be considered to be illiquid. Also, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. In addition, some swaps may be complex and difficult to value.

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Old Westbury Credit Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.58%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.92%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.91%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	292
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	508
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,130
Old Westbury Credit Income Fund | ICE BofA 1-10 Year U.S. Corporate Index (reflects no deduction for fees, expenses, or income and withholding taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.89%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.91%
Old Westbury Credit Income Fund | ICE BofA U.S. Broad Market Index (reflects no deduction for fees, expenses, or income and withholding taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.15%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.42%)	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.29%)	[3]
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	2.77%
Annual Return [Percent]	oef_AnnlRtrPct	(16.20%)
Annual Return [Percent]	oef_AnnlRtrPct	6.41%
Annual Return [Percent]	oef_AnnlRtrPct	2.34%
Annual Return [Percent]	oef_AnnlRtrPct	7.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.79%
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.83%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.23%)
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.70%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.25%)

[1]	Total Annual Fund Operating Expenses will not agree with the ratio of expenses to average net assets in the Fund’s Financial Highlights, as the Financial Highlights reflect actual direct operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.85%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.
[3]	As a result of new regulatory requirements, the Fund’s regulatory or primary index previously changed from the ICE BofA 1-10 Year U.S. Corporate Index to the ICE BofA U.S. Broad Market Index.